Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 68	$ 143	$ 814
Prepaid expenses and other current assets	293	309	485
Total current assets	361	452	1,299
Restricted cash	71	71	71
Total assets	432	523	1,370
Current liabilities:
Accounts payable	5,906	5,046	2,856
Accrued expenses	3,500	3,308	3,129
Advance notes	2,149	2,113	807
Convertible notes - current	2,756	2,033
Notes payable to vendors	1,122	1,094	1,471
Total current liabilities	15,433	13,594	8,263
Convertible notes - non current	1,288	1,247	1,217
Total liabilities	16,721	14,841	9,480
Stockholders' deficit:
Common stock, $0.001 par value: 225,000,000 shares authorized at March 31, 2020, December 31, 2019 and December 31, 2018; 114,311,790, 114,034,451 and 109,897,526 shares issued and outstanding at March 31, 2020, December 31, 2019 and December 31, 2018, respectively	114	114	110
Additional paid-in capital	270,959	270,463	266,381
Accumulated deficit	(287,362)	(284,895)	(274,601)
Total stockholders' deficit	(16,289)	(14,318)	(8,110)
Total liabilities and stockholders' deficit	$ 432	$ 523	$ 1,370